                              FINANCIAL STATEMENTS

                    PAINEWEBBER LIFE VARIABLE ANNUITY ACCOUNT

                          YEAR ENDED DECEMBER 31, 2000
                       WITH REPORT OF INDEPENDENT AUDITORS

                    PaineWebber Life Variable Annuity Account

                              Financial Statements


                          Year ended December 31, 2000






                                    CONTENTS

Report of Independent Auditors..............................................1

Audited Financial Statements

Statements of Net Assets....................................................2
Statements of Operations....................................................5
Statements of Changes in Net Assets.........................................7
Notes to Financial Statements...............................................9

                           [ERNST & YOUNG LETTERHEAD]


                         Report of Independent Auditors





The Board of Directors
PaineWebber Life Insurance Company


We have audited the accompanying individual and combined statements of net assets of each of the divisions of PaineWebber Life Variable Annuity Account (comprised of the Money Market, Strategic Fixed Income, High Grade Fixed Income, Global Income, Balanced, Growth and Income, Growth, Aggressive Growth and Global Equity Divisions) as of December 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of each of the divisions PaineWebber Life Variable Annuity Account at December 31, 2000, and the individual and combined results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                /s/ ERNST & YOUNG LLP

January 17, 2001

                    PaineWebber Life Variable Annuity Account

                            Statements of Net Assets

                                December 31, 2000





                                                                                                   STRATEGIC       HIGH GRADE
                                                                                    MONEY            FIXED            FIXED
                                                                                    MARKET          INCOME           INCOME
                                                                   COMBINED        DIVISION        DIVISION         DIVISION
                                                                  -----------------------------------------------------------
ASSETS
Investments at net asset value:
   Mitchell Hutchins Series Trust Money Market
      Portfolio, 2,048,753 shares at $1.00 per share
      (cost - $2,048,753)                                         $ 2,048,753     $ 2,048,753     $        --     $        --
   Mitchell Hutchins Series Trust Strategic Fixed Income
      Portfolio, 141,839 shares at $10.76 per share
      (cost - $1,539,362)                                           1,526,190              --       1,526,190              --
   Mitchell Hutchins Series Trust High Grade Fixed
      Income Portfolio, 273,442 shares at $8.93 per
      share (cost - $2,502,029)                                     2,441,834              --              --       2,441,834
   Mitchell Hutchins Series Trust Global Income
      Portfolio, 218,311 shares at $10.74 per share
      (cost - $2,490,568)                                           2,344,661              --              --              --
   Mitchell Hutchins Series Trust Balanced Portfolio,
      713,755 shares at $9.94 per share (cost - $7,854,851)         7,094,721              --              --              --
   Mitchell Hutchins Series Trust Growth and Income
      Portfolio, 389,308 shares at $14.52 per share
      (cost - $5,237,232)                                           5,652,747              --              --              --
   Mitchell Hutchins Series Trust Growth Portfolio,
      564,677 shares at $14.99 per share (cost - $10,000,938)       8,464,502              --              --              --
   Mitchell Hutchins Series Trust Aggressive Growth
      Portfolio, 1,019,605 shares at $8.81 per share
      (cost - $11,392,663)                                          8,982,723              --              --              --
   Mitchell Hutchins Series Trust Global Equity
      Portfolio, 379,347 shares at $13.15 per share
      (cost - $5,369,379)                                           4,988,414              --              --              --
                                                                  -----------------------------------------------------------
Total net assets (cost - $48,435,775)                             $43,544,545     $ 2,048,753     $ 1,526,190     $ 2,441,834
                                                                  ===========================================================

  GLOBAL                             GROWTH AND                         AGGRESSIVE          GLOBAL
  INCOME           BALANCED            INCOME           GROWTH            GROWTH            EQUITY
 DIVISION          DIVISION           DIVISION         DIVISION          DIVISION          DIVISION
----------------------------------------------------------------------------------------------------
$       --        $       --        $       --        $       --        $       --        $       --


        --                --                --                --                --                --


        --                --                --                --                --                --


 2,344,661                --                --                --                --                --


        --         7,094,721                --                --                --                --


        --                --         5,652,747                --                --                --


        --                --                --         8,464,502                --                --


        --                --                --                --         8,982,723                --


        --                --                --                --                --         4,988,414
----------------------------------------------------------------------------------------------------
$2,344,661        $7,094,721        $5,652,747        $8,464,502        $8,982,723        $4,988,414
====================================================================================================

                    PaineWebber Life Variable Annuity Account

Net assets represented by:
   CURRENTLY PAYABLE ANNUITY CONTRACTS
      High Grade Fixed Income Division               $  5,898
      Global Income Division                            1,773
      Balanced Division                                19,157
      Growth and Income                               273,882
      Growth Division                                  67,290
      Aggressive Growth Division                        3,586
      Global Equity Division                            7,770
                                                     --------
                                                      379,356

CONTRACTS IN ACCUMULATION PERIOD
                                                                 UNITS       VALUE
                                                               --------------------
CONTRACTS SOLD SUBJECT TO EARLY WITHDRAWAL CHARGES
   Money Market Division                                        157,712      $12.05        1,900,980
   Strategic Fixed Income Division                              103,713       13.52        1,402,160
   High Grade Fixed Income Division                             184,260       11.32        2,086,069
   Global Income Division                                       170,137       12.01        2,042,570
   Balanced Division                                            354,767       17.90        6,349,406
   Growth and Income Division                                   222,997       21.75        4,851,073
   Growth Division                                              390,980       20.08        7,850,573
   Aggressive Growth Division                                   356,429       21.69        7,731,321
   Global Equity Division                                       325,867       13.40        4,366,501
                                                                                         -----------
                                                                                          38,580,653
CONTRACTS SOLD NOT SUBJECT TO EARLY WITHDRAWAL CHARGES
   Money Market Division                                         12,419       11.90          147,773
   Strategic Fixed Income Division                                9,273       13.37          124,030
   High Grade Fixed Income Division                              31,285       11.18          349,867
   Global Income Division                                        25,713       11.68          300,318
   Balanced Division                                             40,880       17.76          726,158
   Growth and Income Division                                    23,889       22.09          527,792
   Growth Division                                               27,764       19.69          546,639
   Aggressive Growth Division                                    58,238       21.43        1,247,816
   Global Equity Division                                        50,709       12.11          614,143
                                                                                         -----------
                                                                                           4,584,536
                                                                                         -----------
                                                                                         $43,544,545
                                                                                         ===========

See accompanying notes.

                    PaineWebber Life Variable Annuity Account

                            Statements of Operations

                          Year ended December 31, 2000




                                                                                                              STRATEGIC
                                                                                             MONEY              FIXED
                                                                                             MARKET            INCOME
                                                                         COMBINED           DIVISION          DIVISION
                                                                       --------------------------------------------------
NET INVESTMENT INCOME
Income:
   Dividends                                                           $  1,113,792       $    129,683       $    230,073
   Capital gains distributions                                           13,459,000                 --                 --
                                                                       --------------------------------------------------
Total investment income                                                  14,572,792            129,683            230,073

Expenses:
   Mortality, distribution and expense risk and enhanced death
      benefit fees                                                         (969,284)           (47,340)           (38,973)
   Administrative charges                                                   (66,981)            (3,657)            (6,436)
                                                                       --------------------------------------------------
Total expenses                                                           (1,036,265)           (50,997)           (45,409)
                                                                       --------------------------------------------------
Net investment income                                                    13,536,527             78,686            184,664

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                     (67,502)                --           (167,983)
Change in net unrealized appreciation/depreciation of investments       (17,330,978)                --            176,783
                                                                       --------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $ (3,861,953)      $     78,686       $    193,464
                                                                       ==================================================

See accompanying notes.

HIGH GRADE
   FIXED             GLOBAL                            GROWTH AND                          AGGRESSIVE         GLOBAL
  INCOME             INCOME          BALANCED            INCOME            GROWTH            GROWTH           EQUITY
 DIVISION           DIVISION         DIVISION           DIVISION          DIVISION          DIVISION         DIVISION
-----------------------------------------------------------------------------------------------------------------------

$   284,456       $   110,981       $   261,504       $    27,479       $        --       $        --       $    69,616
         --                --         1,516,915           544,963         3,409,332         7,222,924           764,866
-----------------------------------------------------------------------------------------------------------------------
    284,456           110,981         1,778,419           572,442         3,409,332         7,222,924           834,482



    (53,828)          (46,875)         (152,066)         (114,956)         (199,076)         (209,950)         (106,220)
     (2,770)           (2,296)           (8,771)          (16,487)           (9,527)           (9,564)           (7,473)
-----------------------------------------------------------------------------------------------------------------------
    (56,598)          (49,171)         (160,837)         (131,443)         (208,603)         (219,514)         (113,693)
-----------------------------------------------------------------------------------------------------------------------
    227,858            61,810         1,617,582           440,999         3,200,729         7,003,410           720,789


   (222,751)         (203,880)         (512,967)          471,236           810,028          (310,432)           69,247

    158,002           194,143        (1,336,349)       (1,382,645)       (6,522,402)       (7,067,237)       (1,551,273)
-----------------------------------------------------------------------------------------------------------------------

$   163,109       $    52,073       $  (231,734)      $  (470,410)      $(2,511,645)      $  (374,259)      $  (761,237)
=======================================================================================================================

                    PaineWebber Life Variable Annuity Account

                       Statements of Changes in Net Assets

                     Years ended December 31, 2000 and 1999


                                                                                                  MONEY              STRATEGIC
                                                                                                  MARKET           FIXED INCOME
                                                                             COMBINED            DIVISION            DIVISION
                                                                          -----------------------------------------------------
Net assets at January 1, 1999                                             $ 128,641,554       $   7,132,912       $   6,514,181

Operations:
   Net investment income (loss)                                              (1,512,236)             92,758             (86,306)
   Net realized gain (loss) on investments                                    4,096,950                  --            (150,827)
   Change in net unrealized appreciation/depreciation of investments          6,403,680                  --             (37,556)
                                                                          -----------------------------------------------------
Net increase (decrease) in net assets resulting from operations               8,988,394              92,758            (274,689)

Changes from principal transactions:
   Purchase payments                                                            595,780             182,921              20,000
   Contract distributions and terminations                                  (59,109,302)         (5,115,448)         (2,934,249)
   Transfer payments (to) from other divisions                                       --           1,414,553             263,064
   Annuity payments and actuarial adjustment in reserves                       (102,585)                 --                  --
                                                                          -----------------------------------------------------
Decrease in net assets derived from principal transactions                  (58,616,107)         (3,517,974)         (2,651,185)
Total decrease                                                              (49,627,713)         (3,425,216)         (2,925,874)
                                                                          -----------------------------------------------------
Net assets at December 31, 1999                                              79,013,841           3,707,696           3,588,307

Operations:
   Net investment income                                                     13,536,527              78,686             184,664
   Net realized gain (loss) on investments                                      (67,502)                 --            (167,983)
   Change in net unrealized appreciation/depreciation of investments        (17,330,978)                 --             176,783
                                                                          -----------------------------------------------------
Net increase (decrease) in net assets resulting from operations              (3,861,953)             78,686             193,464

Changes from principal transactions:
   Purchase payments                                                             27,543                 267                  --
   Contract distributions and terminations                                  (31,192,406)         (3,043,078)         (1,916,663)
   Transfer payments (to) from other divisions                                       --           1,305,182            (285,121)
   Annuity payments and actuarial adjustment in reserves                       (442,480)                 --             (53,797)
                                                                          -----------------------------------------------------
Decrease in net assets derived from principal transactions                  (31,607,343)         (1,737,629)         (2,255,581)
                                                                          -----------------------------------------------------
Total decrease                                                              (35,469,296)         (1,658,943)         (2,062,117)
                                                                          -----------------------------------------------------
Net assets at December 31, 2000                                           $  43,544,545       $   2,048,753       $   1,526,190
                                                                          =====================================================

See accompanying notes.

   HIGH
   GRADE
   FIXED              GLOBAL                                                                    AGGRESSIVE           GLOBAL
   INCOME             INCOME            BALANCED         GROWTH AND            GROWTH             GROWTH             EQUITY
  DIVISION           DIVISION           DIVISION       INCOME DIVISION        DIVISION           DIVISION           DIVISION
------------------------------------------------------------------------------------------------------------------------------

$  7,402,833       $  9,126,296       $ 22,758,154       $ 16,584,328       $ 23,918,897       $ 21,144,998       $ 14,058,955


    (105,688)          (101,820)          (300,485)          (208,291)          (346,524)          (304,997)          (150,883)
    (114,453)          (320,416)            71,079          1,207,701          1,762,954          1,545,040             95,872

    (134,027)            (4,001)           (48,901)          (279,229)         3,474,464          1,978,493          1,454,437
------------------------------------------------------------------------------------------------------------------------------
    (354,168)          (426,237)          (278,307)           720,181          4,890,894          3,218,536          1,399,426


      20,512             20,669             54,914              4,629             21,886            248,486             21,763
  (2,728,311)        (4,502,000)        (9,285,603)        (7,485,284)       (12,160,827)        (8,444,625)        (6,452,955)
     405,028           (322,528)          (629,956)          (728,793)           497,488           (676,569)          (222,287)
        (842)              (572)            (2,566)                --            (81,060)              (484)           (17,061)
------------------------------------------------------------------------------------------------------------------------------
  (2,303,613)        (4,804,431)        (9,863,211)        (8,209,448)       (11,722,513)        (8,873,192)        (6,670,540)
------------------------------------------------------------------------------------------------------------------------------
  (2,657,781)        (5,230,668)       (10,141,518)        (7,489,267)        (6,831,619)        (5,654,656)        (5,271,114)
------------------------------------------------------------------------------------------------------------------------------
   4,745,052          3,895,628         12,616,636          9,095,061         17,087,278         15,490,342          8,787,841


     227,858             61,810          1,617,582            440,999          3,200,729          7,003,410            720,789
    (222,751)          (203,880)          (512,967)           471,236            810,028           (310,432)            69,247

     158,002            194,143         (1,336,349)        (1,382,645)        (6,522,402)        (7,067,237)        (1,551,273)
------------------------------------------------------------------------------------------------------------------------------
     163,109             52,073           (231,734)          (470,410)        (2,511,645)          (374,259)          (761,237)


         242                777              6,010              6,550                690              6,707              6,300
  (1,942,911)        (1,539,535)        (4,957,690)        (3,267,058)        (5,316,646)        (6,139,368)        (3,069,457)
    (456,646)            (3,435)          (335,184)           371,872           (685,555)            35,732             53,155
     (67,012)           (60,847)            (3,317)           (83,268)          (109,620)           (36,431)           (28,188)
------------------------------------------------------------------------------------------------------------------------------
  (2,466,327)        (1,603,040)        (5,290,181)        (2,971,904)        (6,111,131)        (6,133,360)        (3,038,190)
------------------------------------------------------------------------------------------------------------------------------
  (2,303,218)        (1,550,967)        (5,521,915)        (3,442,314)        (8,622,776)        (6,507,619)        (3,799,427)
------------------------------------------------------------------------------------------------------------------------------
$  2,441,834       $  2,344,661       $  7,094,721       $  5,652,747       $  8,464,502       $  8,982,723       $  4,988,414
==============================================================================================================================

                    PaineWebber Life Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 2000



1. INVESTMENT AND ACCOUNTING POLICIES

ORGANIZATION

PaineWebber Life Variable Annuity Account (the "Account") was organized by PaineWebber Life Insurance Company (the "Company") in accordance with the provisions of California Insurance laws and is a part of the total operations of the Company. The Company is a wholly-owned subsidiary of PaineWebber Life Holdings, Inc. which, at December 31, 2000, is a wholly-owned subsidiary of UBS Americas, Inc. ("UBS"). On November 3, 2000, UBS acquired all of the outstanding capital stock of Paine Webber Group, Inc. of which the Company was an indirectly wholly-owned subsidiary. UBS is a wholly-owned subsidiary of UBS AG (the "Parent"), a global financial services company based in Switzerland.

The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Account invests solely in specified portfolios of Mitchell Hutchins Series Trust (the "Series Trust"), an open-end management investment company under the Investment Company Act of 1940, as directed by eligible contract owners. The Fund receives investment advisory and administrative services from Mitchell Hutchins Asset Management Inc. ("MHAM"), an indirectly wholly-owned subsidiary of the Parent, and is charged fees pursuant to an advisory and administration contract between the Fund and MHAM which has been approved by the Fund's board of trustees. All series of shares are diversified except Global Income Portfolio and Strategic Fixed Income Portfolio.

The Company has elected to terminate sales efforts of the Account. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments to the Account.

INVESTMENT OPERATIONS

Investments are stated at the closing net asset values per share on December 31, 2000.

The average cost method is used to determine realized gains and losses. Dividends are taken into income on an accrual basis as of the ex-dividend date.

ANNUITY RESERVES

Currently payable annuity contract reserves are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. If the amount paid to the contractholder is less than originally estimated, charges paid for mortality and expense risks are reimbursed to the Company. If additional amounts are required, the Company reimburses the Account.

                    PaineWebber Life Variable Annuity Account

1. INVESTMENT AND ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.


2. EXPENSES

The Company is compensated for mortality, distribution and expense risks and enhanced death benefits by a charge equivalent to an annual rate of 1.60% of the asset value of each contract sold subject to early withdrawal charges and 1.77% of the asset value of each contract sold not subject to early withdrawal charges. These charges amounted to $969,284 in 2000.

An annual contract administration charge of $30 is deducted on the first valuation date on or after each contract anniversary prior to the annuity date. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of twelve in any one contract year. However, the Company has waived this charge until further notice. A withdrawal transaction charge of the lesser of $25 or 2% of the amount withdrawn will be imposed on each withdrawal in excess of two per contract year. Contracts sold subject to early withdrawal charges are assessed a charge equal to 5% of the amount withdrawn for purchase payments made within a five year period following the date the payment was received. Total administrative charges amounted to $66,981 in 2000.


3. FEDERAL INCOME TAXES

Operations of the Account are a part of the operations of the Company. Under current practice, no federal income taxes are allocated by the Company to the operations of the Account.

                    PaineWebber Life Variable Annuity Account

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                         YEAR ENDED                         YEAR ENDED
                                     DECEMBER 31, 2000                  DECEMBER 31, 1999
                                ----------------------------      ----------------------------
                                 PURCHASES          SALES          PURCHASES          SALES
                                ----------------------------      ----------------------------
Portfolio:
   Money Market                 $ 2,053,789      $ 3,712,732      $ 2,945,282      $ 6,370,498
   Strategic Fixed Income           291,287        2,362,204        1,044,818        3,342,194
   High Grade Fixed Income          381,689        2,620,158        1,579,057        3,433,365
   Global Income                    167,783        1,709,013          779,658        5,086,681
   Balanced                       1,795,748        5,468,347        3,082,156       10,350,244
   Growth and Income              1,508,651        4,039,556        2,332,198        9,579,465
   Growth                         4,021,100        6,931,502        4,405,642       13,813,471
   Aggressive Growth              7,492,343        6,622,293        2,798,726        9,527,513
   Global Equity                  1,069,939        3,387,340        2,639,637        7,019,289
                                ----------------------------      ----------------------------
                                $18,782,329      $36,853,145      $21,607,174      $68,522,720
                                ============================      ============================

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units were as follows:

                                          YEAR ENDED                YEAR ENDED
                                      DECEMBER 31, 2000         DECEMBER 31, 1999
                                    ---------------------     ---------------------
                                    PURCHASED    REDEEMED     PURCHASED    REDEEMED
                                    ---------------------     ---------------------
CONTRACTS SOLD SUBJECT TO EARLY
WITHDRAWAL CHARGE
Division:
   Money Market                      161,829      309,424      223,338      510,260
   Strategic Fixed Income              4,864      176,224       48,659      235,229
   High Grade Fixed Income             8,917      222,438       95,889      301,418
   Global Income                       4,939      128,295       12,828      403,128
   Balanced                            1,162      283,248       10,649      553,152
   Growth and Income                   9,798      145,827       54,934      420,748
   Growth                             21,456      264,784       78,681      629,576
   Aggressive Growth                  11,311      254,878       15,093      444,254
   Global Equity                      15,876      215,850        8,344      471,696

                    PaineWebber Life Variable Annuity Account

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)

                                         YEAR ENDED                    YEAR ENDED
                                      DECEMBER 31, 2000            DECEMBER 31, 1999
                                    ----------------------      ----------------------
                                    PURCHASED     REDEEMED      PURCHASED     REDEEMED
                                    ----------------------      ----------------------
CONTRACTS SOLD NOT SUBJECT TO
   EARLY WITHDRAWAL CHARGE
Division:
   Money Market                       1,954         1,022         6,979        24,393
   Strategic Fixed Income                --         8,249            --        26,332
   High Grade Fixed Income              407        18,447         4,932        13,521
   Global Income                         --        17,220           875        11,508
   Balanced                              --        17,630           706        21,514
   Growth and Income                    289         8,279         1,226        19,029
   Growth                               696         7,298         6,145        18,939
   Aggressive Growth                    289        11,954         4,308        32,419
   Global Equity                        236        11,770         5,253        47,993


6. NET ASSETS

Net assets at December 31, 2000 consisted of the following:

                                                                                   STRATEGIC            HIGH GRADE
                                                                 MONEY               FIXED                 FIXED
                                                                 MARKET              INCOME               INCOME
                                           COMBINED             DIVISION            DIVISION             DIVISION
                                         --------------------------------------------------------------------------
Unit transactions                        $  5,144,307         $  1,299,043        $     47,084         $  1,140,441
Accumulated net investment income          43,291,468              749,710           1,492,278            1,361,588
Net unrealized appreciation
   (depreciation) of investments           (4,891,230)                  --             (13,172)             (60,195)
                                         --------------------------------------------------------------------------
                                         $ 43,544,545         $  2,048,753        $  1,526,190         $  2,441,834
                                         ==========================================================================


                                                       GLOBAL                                 GROWTH AND
                                                       INCOME             BALANCED             INCOME
                                                      DIVISION            DIVISION            DIVISION
                                                     ---------------------------------------------------

Unit transactions                                    $   759,678         $        --         $        --
Accumulated net investment income                      1,730,890           7,854,851           5,237,232
Net unrealized appreciation (depreciation) of
   investments                                          (145,907)           (760,130)            415,515
                                                     ---------------------------------------------------
                                                     $ 2,344,661         $ 7,094,721         $ 5,652,747
                                                     ===================================================

                    PaineWebber Life Variable Annuity Account

6. NET ASSETS (CONTINUED)

                                                                                       AGGRESSIVE             GLOBAL
                                                                    GROWTH               GROWTH               EQUITY
                                                                   DIVISION             DIVISION             DIVISION
                                                                 ------------------------------------------------------

Unit transactions                                                $         --         $         --         $  1,898,061
Accumulated net investment income                                  10,000,938           11,392,663            3,471,318
Net unrealized appreciation
        (depreciation) of investments                              (1,536,436)          (2,409,940)            (380,965)
                                                                 ------------------------------------------------------
                                                                 $  8,464,502         $  8,982,723         $  4,988,414
                                                                 ======================================================

                              FINANCIAL STATEMENTS

                       PAINEWEBBER LIFE INSURANCE COMPANY

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                       WITH REPORT OF INDEPENDENT AUDITORS

                       PaineWebber Life Insurance Company

                              Financial Statements

                  Years ended December 31, 2000, 1999 and 1998





                                    CONTENTS

Report of Independent Auditors.........................................................................1

Audited Financial Statements

Balance Sheets.........................................................................................2
Statements of Income...................................................................................3
Statements of Changes in Stockholder's Equity..........................................................4
Statements of Cash Flows...............................................................................5
Notes to Financial Statements..........................................................................6

                           [ERNST & YOUNG LETTERHEAD]


                         Report of Independent Auditors



The Board of Directors
PaineWebber Life Insurance Company


We have audited the accompanying balance sheets of PaineWebber Life Insurance Company as of December 31, 2000 and 1999, and the related statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PaineWebber Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                                /s/ ERNST & YOUNG LLP



Des Moines, Iowa
April 16, 2001

                       PaineWebber Life Insurance Company

                                 Balance Sheets


                                                                       DECEMBER 31
                                                                  2000              1999
                                                              -------------------------------
ASSETS
Investments:
   Fixed maturities:
     Held to maturity, at amortized cost (market:
       2000 - $7,380,808; 1999 - $7,471,800)                  $  7,329,282       $  7,509,104
     Available for sale, at market (amortized cost:
       2000 - $34,880; 1999 - $44,915)                              36,400             46,800
   Short-term investments                                       11,387,440         11,307,712
                                                              -------------------------------
Total investments                                               18,753,122         18,863,616

Cash and cash equivalents                                        1,012,409          1,106,416
Accrued investment income                                          211,316            198,409
Deferred policy acquisition costs                              108,223,341         82,877,800
Goodwill, less accumulated amortization
   (2000 - $960,000; 1999 - $840,000)                              240,000            360,000
Other assets                                                       109,134             93,102
Separate account assets                                         43,544,545         79,013,841
                                                              -------------------------------
Total assets                                                  $172,093,867       $182,513,184
                                                              ===============================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Net funds held on reinsurance assumed                      $ 56,844,036       $ 43,928,191
   Expense allowance payable on reinsurance assumed              1,873,613          2,115,114
   Deferred income taxes                                        13,037,221          9,064,952
   Other liabilities                                             1,943,827          1,424,654
   Separate account liabilities                                 43,544,545         79,013,841
                                                              -------------------------------
Total liabilities                                              117,243,242        135,546,752

Commitments and contingencies

Stockholder's equity:
   Common Stock, $100 par value - 25,000 shares
     authorized, issued and outstanding                          2,500,000          2,500,000
   Additional paid-in capital                                   26,757,295         26,757,295
   Accumulated other comprehensive income                              988              1,225
   Retained earnings                                            25,592,342         17,707,912
                                                              -------------------------------
Total stockholder's equity                                      54,850,625         46,966,432
                                                              -------------------------------
Total liabilities and stockholder's equity                    $172,093,867       $182,513,184
                                                              ===============================


See accompanying notes.

                       PaineWebber Life Insurance Company

                              Statements of Income



                                                                            YEAR ENDED DECEMBER 31
                                                                  2000                1999                1998
                                                              ----------------------------------------------------
Revenues:
   Annuity product charges                                    $ 26,820,935        $ 21,551,696        $ 15,674,503
   Investment income, net of related
     expenses                                                    1,076,147             791,398             812,070
   Realized loss on investments                                       (350)               (650)               (795)
                                                              ----------------------------------------------------
Total revenues                                                  27,896,732          22,342,444          16,485,778

Expenses:
   Commissions                                                  22,921,479          19,937,100          12,798,511
   General expenses                                             18,221,472          14,359,601           8,503,368
   Insurance taxes                                                 125,376             124,434             106,904
   Policy acquisition costs deferred                           (30,041,988)        (26,951,522)        (16,133,100)
   Amortization of deferred policy
     acquisition costs                                           4,696,447           3,802,892           3,051,994
   Amortization of goodwill                                        120,000             120,000             120,000
   Loss on recapture of reinsurance
     assumed                                                             -             273,728                   -
                                                              ----------------------------------------------------
Total expenses                                                  16,042,786          11,666,233           8,447,677
                                                              ----------------------------------------------------
Income before income taxes                                      11,853,946          10,676,211           8,038,101
Income tax expense (benefit):
   Current                                                          (2,753)            290,766            (240,766)
   Deferred                                                      3,972,269           3,647,149           3,054,433
                                                              ----------------------------------------------------
                                                                 3,969,516           3,937,915           2,813,667
                                                              ----------------------------------------------------
Net income                                                    $  7,884,430        $  6,738,296        $  5,224,434
                                                              ====================================================


See accompanying notes.

                       PaineWebber Life Insurance Company

                  Statements of Changes in Stockholder's Equity


                                                          ADDITIONAL    ACCUMULATED OTHER                        TOTAL
                                            COMMON          PAID-IN       COMPREHENSIVE        RETAINED      STOCKHOLDER'S
                                            STOCK           CAPITAL           INCOME           EARNINGS          EQUITY
                                         ---------------------------------------------------------------------------------
Balances at January 1, 1998              $  2,500,000     $ 26,757,295     $      2,464      $  5,745,182     $ 35,004,941
   Comprehensive income (loss):
     Net income                                     -                -                -         5,224,434        5,224,434
     Change in net unrealized
       appreciation of
       investments, net of tax                      -                -              (40)                -              (40)
                                                                                                              ------------
   Total comprehensive income                                                                                    5,224,394
                                         ---------------------------------------------------------------------------------
Balances at December 31, 1998               2,500,000       26,757,295            2,424        10,969,616       40,229,335
   Comprehensive income (loss):
     Net income                                     -                -                -         6,738,296        6,738,296
     Change in net unrealized
       appreciation of
       investments, net of tax                      -                -           (1,199)                -           (1,199)
                                                                                                              ------------
   Total comprehensive income                                                                                    6,737,097
                                         ---------------------------------------------------------------------------------
Balances at December 31, 1999               2,500,000       26,757,295            1,225        17,707,912       46,966,432
   Comprehensive income (loss):
     Net income                                     -                -                -         7,884,430        7,884,430
     Change in net unrealized
       appreciation of
       investments, net of tax                      -                -             (237)                -             (237)
                                                                                                              ------------
   Total comprehensive income                                                                                    7,884,193
                                         ---------------------------------------------------------------------------------
Balances at December 31, 2000            $  2,500,000     $ 26,757,295     $        988      $ 25,592,342     $ 54,850,625
                                         =================================================================================


See accompanying notes.

                       PaineWebber Life Insurance Company

                            Statements of Cash Flows


                                                                                   YEAR ENDED DECEMBER 31
                                                                        2000               1999                 1998
                                                                   ----------------------------------------------------
OPERATING ACTIVITIES
Net income                                                         $  7,884,430        $  6,738,296        $  5,224,434
Adjustments to reconcile net income to net cash
   provided by (used in) operating activities:
   Amortization of goodwill                                             120,000             120,000             120,000
   Net amortization of discounts and premiums on fixed
     maturities                                                           6,280              12,826             (25,781)
   Deferral of policy acquisition costs                             (30,041,988)        (26,951,522)        (16,133,100)
   Amortization of deferred acquisition costs                         4,696,447           3,802,892           3,051,994
   Change in expense allowance payable and net funds
     held on reinsurance assumed                                     14,256,224          14,693,820           5,445,790
   Payments to ceding companies on reinsurance assumed               (5,073,350)         (3,797,888)         (1,346,268)
   Payments received from ceding companies on reinsurance
     assumed                                                          3,491,470           4,298,638           1,579,774
   Provision for deferred income taxes                                3,972,269           3,647,149           3,054,433
   Realized loss on investments                                             350                 650                 795
   Loss on recapture of reinsurance assumed                                   -             273,728                   -
   Changes in operating assets and liabilities, net of
     reinsurance assumed:
     Accrued investment income                                          (12,907)             25,034              22,164
     Due from affiliate under tax allocation agreement                        -             240,766            (240,766)
     Other assets                                                       (16,032)             70,576            (123,821)
     Other liabilities                                                  519,173             390,975             227,809
                                                                   ----------------------------------------------------
Net cash provided by (used in) operating activities                    (197,634)          3,565,940             857,457

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
   Fixed maturities - held to maturity                                3,155,000           1,245,000           6,235,000
   Fixed maturities - available for sale                                 10,000              10,000              10,000
                                                                   ----------------------------------------------------
                                                                      3,165,000           1,255,000           6,245,000
Cost of investments acquired:
   Fixed maturities - held to maturity                               (2,981,645)         (3,316,616)         (3,903,874)
   Short-term investments - net                                         (79,728)           (610,878)         (3,187,234)
                                                                   ----------------------------------------------------
                                                                     (3,061,373)         (3,927,494)         (7,091,108)
                                                                   ----------------------------------------------------
Net cash provided by (used in) investing activities                     103,627          (2,672,494)           (846,108)
                                                                   ----------------------------------------------------
Increase (decrease) in cash and cash equivalents                        (94,007)            893,446              11,349

Cash and cash equivalents at beginning of year                        1,106,416             212,970             201,621
                                                                   ----------------------------------------------------
Cash and cash equivalents at end of year                           $  1,012,409        $  1,106,416        $    212,970
                                                                   ====================================================


See accompanying notes.

                       PaineWebber Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2000



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

PaineWebber Life Insurance Company (the Company) is a wholly-owned subsidiary of PaineWebber Life Holdings, Inc. The Company offers separate account variable annuity products. These products are marketed through licensed brokers of PaineWebber Life Holdings, Inc.

On November 3, 2000, UBS Americas, Inc. (UBS) acquired all of the outstanding capital stock of PaineWebber Group, Inc. of which the Company was an indirect wholly-owned subsidiary. UBS is a wholly-owned subsidiary of UBS AG (the Parent), a global financial services company based in Switzerland.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

INVESTMENTS

Fixed maturity securities that the Company has the positive intent and ability to hold to maturity are designated as "held to maturity". Held to maturity securities are reported at cost adjusted for amortization of premiums and discounts. Changes in the fair value of these securities, except for declines that are other than temporary, are not reflected in the Company's financial statements. Fixed maturity securities which may be sold are designated as "available for sale". Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity as accumulated other comprehensive income. Securities that are determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the security's new cost basis, by a charge to realized losses in the Company's statements of income.

Premiums and discounts are amortized utilizing the interest method which results in a constant yield over the securities' expected life. Realized gains and losses are determined on the basis of specific identification of investments.

CASH AND CASH EQUIVALENTS

For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

                       PaineWebber Life Insurance Company

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GOODWILL

Goodwill includes the costs of various insurance licenses acquired in conjunction with the purchase of the Company. These costs are being amortized on a straight-line basis over 10 years.

DEFERRED POLICY ACQUISITION COSTS

Commissions and other costs of acquiring new business which vary with and are primarily related to the production of new business have been deferred. The deferred costs are being amortized in relation to the present value of expected gross profits. This amortization is adjusted periodically to reflect differences in actual and assumed gross profits and changes in assumptions regarding future gross profits.

DEFERRED INCOME TAXES

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.

DIVIDEND RESTRICTIONS

Prior approval of insurance regulatory authorities is required for payment of dividends to the Company's parent which exceed an annual limitation. During 2001, the Company will be able to pay dividends to its parent of approximately $1,547,000 without prior approval of statutory authorities.

SEPARATE ACCOUNT

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for the benefit of certain variable annuity contractholders who bear the underlying investment risk. The separate account assets and liabilities are carried at fair value. Fees are received for administrative expenses and for assuming mortality, distribution and expense risks. Operations of the separate account are not included in these financial statements.

COMPREHENSIVE INCOME

Other comprehensive income excludes realized investment losses included in net income which merely represent transfers from unrealized to realized losses. These amounts totaled $227, $422 and $517 in 2000, 1999 and 1998, respectively. Such amounts, which have been measured through the date of sale, are net of deferred income tax benefit of $123, $228 and $278 in 2000, 1999 and 1998, respectively.

                       PaineWebber Life Insurance Company

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. SFAS No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

    Fixed maturities: The fair values for fixed maturities are based on quoted market prices, where available.

    Cash and cash equivalents, short-term investments and separate account assets: The carrying amounts reported in the balance sheet for these financial instruments approximate their fair values.

    Separate account liabilities: Fair values for the Company's liabilities under investment-type insurance contracts are based on cash surrender value of the underlying contracts.

                       PaineWebber Life Insurance Company

2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The following sets forth a comparison of the carrying amounts and fair values of the Company's financial instruments subject to provisions of SFAS No. 107:

                                                                      DECEMBER 31
                                                       2000                               1999
                                          -----------------------------       -----------------------------
                                            CARRYING           FAIR            CARRYING             FAIR
                                             AMOUNT            VALUE            AMOUNT             VALUE
                                          -----------------------------       -----------------------------
ASSETS
 Fixed maturities:
   Held to maturity                       $ 7,329,282       $ 7,380,808       $ 7,509,104       $ 7,471,800
   Available for sale                          36,400            36,400            46,800            46,800
 Short-term investments                    11,387,440        11,387,440        11,307,712        11,307,712
 Cash and cash equivalents                  1,012,409         1,012,409         1,106,416         1,106,416

 Separate account assets                   43,544,545        43,544,545        79,013,841        79,013,841

LIABILITIES
 Separate account liabilities              43,544,545        43,501,769        79,013,841        78,974,773


3. BASIS OF PRESENTATION

The financial statements prepared on the basis of accounting principles generally accepted in the United States differ from those prepared on a statutory basis primarily as follows: (a) revenues on investment products consist of policy charges for the cost of issuance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (b) acquisition costs such as commissions and other costs related to acquiring new business are being deferred and amortized over the life of the policy rather than being charged to current operations as incurred; (c) policy reserves on investment products are based on full account values rather than discounted methodologies utilizing statutory interest rates;
(d) a portion of fixed maturity investments is designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation credited/charged directly to stockholder's equity rather than valued at amortized cost; (e) deferred federal income taxes are provided for temporary differences between carrying value of assets and liabilities reported in the financial statements and the tax returns; (f) certain assets designated as "non-admitted assets" have been reported as assets rather than being charged to stockholder's equity; (g) the carrying value of investments is reduced to fair value by the recognition of a realized loss in the statement of income when declines in carrying value are judged to be other

                       PaineWebber Life Insurance Company

3. BASIS OF PRESENTATION (CONTINUED)

than temporary rather than recording an asset valuation reserve, in the nature of a contingency reserve which is recorded as a liability through a charge to stockholder's equity; (h) net realized capital gains (losses) attributable to changes in the level of market interest rates are recognized in the statement of income in the year of disposition rather than being deferred and amortized over the remaining life of the bonds disposed of; (i) assets and liabilities are restated to fair values, with provision for goodwill and other intangible assets, when a change in ownership occurs rather than retaining their historical value; and (j) reinsurance reserve credits are recorded as reinsurance recoverable assets rather than recorded as a reduction to aggregate policy reserves.

Net income (loss) for the Company as reported in accordance with statutory accounting practices was approximately $88,000 in 2000, $1,745,000 in 1999 and $(87,000) in 1998. Total statutory capital and surplus, as reported, was $17,966,000 at December 31, 2000 and $17,878,000 at December 31, 1999.

The National Association of Insurance Commissioners (NAIC) has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to statutory capital surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

                       PaineWebber Life Insurance Company

4. INVESTMENTS

At December 31, 2000 and 1999, the amortized cost, gross unrealized gains and losses, and estimated fair value of investments in fixed maturity securities are as follows:

HELD FOR INVESTMENT

                                                                              GROSS            GROSS
                                                           AMORTIZED        UNREALIZED       UNREALIZED         ESTIMATED
                                                             COST             GAINS            LOSSES         MARKET VALUE
                                                         -----------------------------------------------------------------
DECEMBER 31, 2000
Bonds - United States Government and agencies            $ 7,329,282       $    53,866       $     2,340       $ 7,380,808
Short-term investments - United States
  Government and agencies                                 11,387,440                 -                 -        11,387,440
                                                         -----------------------------------------------------------------
                                                         $18,716,722       $    53,866       $     2,340       $18,768,248
                                                         =================================================================

DECEMBER 31, 1999
Bonds - United States Government and agencies            $ 7,509,104       $     4,544       $    41,848       $ 7,471,800
Short-term investments - United States
  Government and agencies                                 11,307,712                 -                 -        11,307,712
                                                         -----------------------------------------------------------------
                                                         $18,816,816       $     4,544       $    41,848       $18,779,512
                                                         =================================================================

AVAILABLE FOR SALE

                                                     GROSS          GROSS     ESTIMATED
                                     AMORTIZED    UNREALIZED      UNREALIZED   MARKET
                                       COST         GAINS           LOSSES      VALUE
                                     -------------------------------------------------
DECEMBER 31, 2000
Bond - other government              $34,880       $ 1,520           $ -       $36,400
                                     =================================================

DECEMBER 31, 1999
Bond - other government              $44,915       $ 1,885           $ -       $46,800
                                     =================================================

                       PaineWebber Life Insurance Company

4. INVESTMENTS (CONTINUED)

The unrealized appreciation or depreciation on available-for-sale fixed maturity securities is included in stockholder's equity as accumulated other comprehensive income, reduced by a provision for deferred income taxes. Net unrealized appreciation of available-for-sale fixed maturity securities as reported were comprised of the following:

                                                                                      DECEMBER 31
                                                                                   2000         1999
                                                                                  -------------------
Unrealized appreciation on available-for-sale fixed maturity securities           $1,520       $1,885
Related net deferred income taxes                                                    532          660
                                                                                  -------------------

Net unrealized appreciation of available-for-sale fixed maturity securities       $  988       $1,225
                                                                                  ===================

The amortized cost and estimated fair value of investments in fixed maturity securities, by contractual maturity at December 31, 2000, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     HELD FOR INVESTMENT                AVAILABLE FOR SALE
                                                 ---------------------------       ---------------------------
                                                  AMORTIZED          FAIR           AMORTIZED          FAIR
                                                    COST            VALUE             COST            VALUE
                                                 ---------------------------       ---------------------------

Due in one year or less                          $3,114,000       $3,113,685       $        -       $        -
Due after one year through five years             4,155,422        4,204,630           34,880           36,400
Due after five years through ten years               59,860           62,493                -                -
                                                 ---------------------------       ---------------------------
                                                 $7,329,282       $7,380,808       $   34,880       $   36,400
                                                 ===========================       ===========================

Major categories of net investment income are as follows:

                                                 YEAR ENDED DECEMBER 31
                                         2000            1999             1998
                                     --------------------------------------------
Fixed maturities:
  Held for investment                $  441,591       $  358,573       $  412,981
  Available for sale                      2,522            3,195            4,000
Short-term investments                  709,781          514,033          473,963
Other                                       100              288            3,775
                                     --------------------------------------------
                                      1,153,994          876,089          894,719
Less investment expenses                 77,847           84,691           82,649
                                     --------------------------------------------
                                     $1,076,147       $  791,398       $  812,070
                                     ============================================

At December 31, 2000, investments with an aggregate carrying value of $7,419,258 (1999 - $7,509,104) were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                       PaineWebber Life Insurance Company

5. FEDERAL INCOME TAXES

The effective tax rate on income before taxes is different from the prevailing federal income tax rate as follows:

                                                                             YEAR ENDED DECEMBER 31
                                                                  2000               1999                1998
                                                              ---------------------------------------------------

Income before income taxes                                    $ 11,853,946        $ 10,676,211       $  8,038,101
                                                              ===================================================

Tax effect of federal statutory rate (35%)                    $  4,148,881        $  3,736,674       $  2,813,335
Tax effect (decrease) of:
  Dividends received deduction                                           -                   -            (23,596)
  Other, including revisions to prior year estimates              (179,365)            201,241             23,928
                                                              ---------------------------------------------------
Income tax expense                                            $  3,969,516        $  3,937,915       $  2,813,667
                                                              ===================================================

The tax effect of temporary differences giving rise to the Company's deferred income taxes is as follows:

                                                                   DECEMBER 31
                                                             2000              1999
                                                         -----------------------------
Deferred income tax assets:
  Net operating loss and credit carryovers               $ 4,637,914       $ 4,038,469
  Reinsurance                                             19,487,378        15,374,867
  Deferred front-end load                                    593,846           403,584
  Other                                                      127,211           146,748
                                                         -----------------------------
                                                          24,846,349        19,963,668
Deferred income tax liabilities:
  Unrealized appreciation of fixed maturity                      532               660
  Deferred policy acquisition costs                       37,873,532        29,007,230
  Fixed maturity discounts                                         -             1,210
  Other                                                        9,506            19,520
                                                         -----------------------------
                                                          37,883,570        29,028,620
                                                         -----------------------------
Net deferred income tax liability                        $13,037,221       $ 9,064,952
                                                         =============================

Prior to the acquisition by UBS (see Note 1), the Company filed a consolidated federal income tax return with PaineWebber Group, Inc. Each entity within the consolidated tax group reported current income tax expense as allocated under the consolidated tax allocation agreement. Generally, this allocation resulted in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing benefits to the extent their current year losses contributed to

                       PaineWebber Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

reduce consolidated taxes. Under PaineWebber Group, Inc.'s tax sharing agreement, the Company would not recognize a current benefit for any loss and credit carryforwards until the time they would have been able to utilize the loss or credit on a separate company basis. This policy remains in effect subsequent to the acquisition of PaineWebber Group, Inc. by UBS. For the period from the acquisition date to December 31, 2000 and for the following five years, the Company will file a separate federal income tax return.

Deferred income taxes have been established by each member of the consolidated group based upon the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity. At December 31, 2000, the Company had net operating loss carryforwards of $13,251,000 for which they have not received a current benefit. The net operating loss carryforwards expire in 2009 through 2015.


6. REINSURANCE

The Company has modified coinsurance agreements with various insurance companies to assume a specified percentage of their variable annuity contracts. Under these agreements, the Company receives from the ceding company the account balances of the reinsured contracts. The Company in return pays to the ceding companies an expense allowance for commissions and other expenses associated with the reinsured contracts. In addition, the Company pays or receives an amount equal to the change in the statutory reserve held by the ceding companies on the reinsured contracts, adjusted for investment earnings credits. For the years ended December 31, 2000, 1999 and 1998, the Company recorded annuity product charge of $25,800,680, $19,868,827 and $13,339,829, respectively, related to contracts assumed under these agreements. At December 31, 2000 and 1999, the assets on deposit with ceding companies and funds held on reinsurance assumed are as follows:

                                                                  DECEMBER 31
                                                          2000                  1999
                                                    --------------------------------------

Assets on deposit with ceding companies             $ 1,440,963,340        $ 1,126,314,796
Funds held on reinsurance assumed                    (1,497,807,376)        (1,170,242,987)
                                                    --------------------------------------
Net funds held on reinsurance assumed               $   (56,844,036)       $   (43,928,191)
                                                    ======================================

During 1999, the Company recaptured one of its modified coinsurance assumed agreements. The Company received $1,286,000 from the ceding company representing the present value of distributable earnings on the block of business being recaptured. Deferred acquisition costs of $2,040,750 and net funds held on reinsured of $481,022 were recaptured by the ceding company.

                       PaineWebber Life Insurance Company

6. REINSURANCE (CONTINUED)

The Company also has a modified coinsurance agreement with American Republic Insurance Company (American Republic) (see Note 7) to cede a specified percentage of the risks associated with the variable annuity contracts. Under this agreement, the Company pays American Republic the reinsurance percentage of charges and deductions collected on the reinsured policies. American Republic, in return, pays the Company an expense allowance for certain developmental, new business and maintenance costs on the reinsured contracts. The Company has also entered into a separate reinsurance agreement to reinsure the enhanced death benefit provision of the contracts. During 2000, 1999 and 1998, the Company incurred reinsurance premiums of $602,091, $1,045,858 and $1,519,246, respectively, and had benefit recoveries of $9,159, $29,514 and $107,933, respectively, in connection with these agreements.


7. SERVICE AGREEMENTS WITH RELATED PARTIES

The Company has a third-party and corporate administrative agreements with American Republic to provide services for new business processing and account maintenance of the variable annuity contracts. The Company paid American Republic $272,000, $335,000 and $398,000 for these services in 2000, 1999 and
1998, respectively.

Commissions relating to the sale of all variable annuity contacts are paid to an affiliated company.


8. COMMITMENTS AND CONTINGENCIES

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Potential obligations, if any, are not presently determinable by the Company; accordingly, no accrual has been made on these financial statements.